Commitments and Contingencies	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies

Note 6 — Commitments & Contingencies

Registration Rights

The holders of the founder shares, placement units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of working capital loans, and any shares of Class A common stock issuable upon the exercise of the placement warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of the units issued as part of the working capital loans and Class A common stock issuable upon conversion of the founder shares, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to September 22, 2020 the effective date of the IPO, requiring us to register such securities for resale (in the case of the founder shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the representative and Northland may not exercise their demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise their demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

On September 22, 2020, the underwriters were paid an underwriting discount of two percent (2.0%) of the gross proceeds of the IPO, or $2,000,000.

In addition, the underwriters are entitled to a deferred underwriting fee of three and a half percent (3.5%) of the gross proceeds of the IPO upon the completion of the Company’s initial business combination. The underwriters have agreed that up to 1% of the deferred underwriting fee may be re-directed to other Financial Industry Regulatory Authority (FINRA) member firms that have provided services in connection with the identification and consummation of a business combination, in the sole discretion of the Company; provided, that all such payments to other FINRA member firms may only be made if permitted under applicable law.

The Company may reduce the deferred underwriting fee by up to 50% based on stockholders redeeming their shares for their pro-rata amount of the proceeds in the Trust Account; provided, however, that (a) the underwriters’ maximum deferred underwriting fee reduction based on stockholder redemptions will be 50% regardless of whether stockholder redemptions exceed 50%; and (b) any sums paid to other advisors as discussed above, will be credited against the reduction of and added back to the deferred underwriting fee payable to the underwriters; and (c) under no circumstance will the deferred underwriting fee be less than 1.75% of the gross proceeds of the IPO. As June 30, 2021, the Company accrued a deferred underwriting fee of $2,122,723.

Legal Matters

The Company has engaged a law firm to assist the Company with its legal matters in identifying, negotiating, and consummating a Business Combination, as well as assisting with other legal matters. In the event of a successful Business Combination, the amount of fees to be paid will be agreed upon between the Company and the law firm in light of all the facts and circumstances at that point in time. If a Business Combination does not occur, the Company will not be required to pay this contingent fee. Management is unable to determine the amount of the legal fees to be paid at this time. There can be no assurance that the Company will complete a Business Combination.

Note 7 — Commitments & Contingencies

Registration Rights

The holders of the founder shares, placement units (including securities contained therein) and units (including securities contained therein) that may be issued upon conversion of working capital loans, and any shares of Class A common stock issuable upon the exercise of the placement warrants and any shares of Class A common stock and warrants (and underlying Class A common stock) that may be issued upon conversion of the units issued as part of the working capital loans and Class A common stock issuable upon conversion of the founder shares, will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to September 22, 2020 the effective date of the IPO, requiring us to register such securities for resale (in the case of the founder shares, only after conversion to our Class A common stock). The holders of the majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of an initial business combination and rights to require us to register for resale such securities pursuant to Rule 415 under the Securities Act. The registration rights agreement does not contain liquidated damages or other cash settlement provisions resulting from delays in registering our securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements. Notwithstanding the foregoing, the representative and Northland may not exercise their demand and “piggyback” registration rights after five (5) and seven (7) years after the effective date of the registration statement and may not exercise their demand rights on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriters Agreement

On September 22, 2020, the underwriters were paid an underwriting discount of two percent (2.0%) of the gross proceeds of the IPO, or $2,000,000.

In addition, the underwriters are entitled to a deferred underwriting fee of three and a half percent (3.5%) of the gross proceeds of the IPO upon the completion of the Company’s initial business combination. The underwriters have agreed that up to 1% of the deferred underwriting fee may be re-directed to other Financial Industry Regulatory Authority (FINRA) member firms that have provided services in connection with the identification and consummation of a business combination, in the sole discretion of the Company; provided, that all such payments to other FINRA member firms may only be made if permitted under applicable law.

The Company may reduce the deferred underwriting fee by up to 50% based on stockholders redeeming their shares for their pro-rata amount of the proceeds in the Trust Account; provided, however, that (a) the underwriters’ maximum deferred underwriting fee reduction based on stockholder redemptions will be 50% regardless of whether stockholder redemptions exceed 50%; and (b) any sums paid to other advisors as discussed above, will be credited against the reduction of and added back to the deferred underwriting fee payable to the underwriters; and (c) under no circumstance will the deferred underwriting fee be less than 1.75% of the gross proceeds of the IPO. As December 31, 2020, the Company accrued a deferred underwriting fee of $1,959,758 assuming no over-allotment is exercised.

Note 7 — Commitments & Contingencies (continued)

Legal Matters

The Company has engaged a law firm to assist the Company with its legal matters in identifying, negotiating, and consummating a Business Combination, as well as assisting with other legal matters. In the event of a successful Business Combination, the amount of fees to be paid will be agreed upon between the Company and the law firm in light of all the facts and circumstances at that point in time. If a Business Combination does not occur, the Company will not be required to pay this contingent fee. Management is unable to determine the amount of the legal fees to be paid at this time. There can be no assurance that the Company will complete a Business Combination.

Humacyte, Inc.
Commitments and Contingencies

12. Commitments and Contingencies

Patent License Agreements

Duke University

In March 2006, the Company entered into a license agreement with Duke University, or Duke, which was subsequently amended in 2011, 2014, 2015, 2018 and 2019. Under this license agreement, Duke granted the Company a worldwide, exclusive, sublicensable license to certain patents related to decellularized tissue engineering, referred to as the patent rights, as well as a non-exclusive license to use and practice certain know-how related to the patent rights. The relevant licensed patent on decellularization of tissue will expire in 2021. The Company has agreed to use commercially reasonable efforts to develop, register, market and sell products utilizing the patent rights, referred to as the licensed products. Any services provided to a third party utilizing licensed products are referred to as licensed services. The Company has also agreed to meet certain benchmarks in its development efforts, including as to development events, clinical trials, regulatory submissions and marketing approval, within specified timeframes. Under the license agreement, Duke retains the right to use the patent rights for its own educational and research purposes, and to provide the patent rights to other non-profit, governmental or higher-learning institutions for non-commercial purposes without paying royalties or other fees.

In connection with the Company’s entry into the license agreement, the Company granted equity consideration to Duke in the form of 200,666 shares of the Company’s common stock. Under the license agreement, the Company also agreed to pay Duke:

●	a low single-digit percentage royalty on eligible sales of licensed products and licensed services, plus a low double-digit percentage of any sublicensing revenue;
●	an annual minimum royalty beginning in 2012, which increases in the calendar year immediately following the first commercial sale of licensed products or licensed services (whichever occurs first); and
●	an additional amount in license fees, as certain milestones are met.

The license agreement remains effective until the last of the patent rights expires or four years after our first commercial sale, unless earlier terminated. Either party may terminate the agreement for fraud, willful misconduct or illegal conduct, or uncured material breach. Duke may terminate the agreement if the Company becomes insolvent. Duke may also terminate the license, convert the license into a non-exclusive license or seek assignment of any sublicense if the Company fails to reach diligence milestones within the applicable time period. If the Company abandons any claim, patent or patent application, its rights under the license with respect to such patent rights will be terminated in the territory in which the Company abandons such rights. The Company may terminate the license agreement unilaterally upon three months’ prior notice to Duke. The Company agrees to indemnify Duke against certain third-party claims. Payments to Duke under the license agreement were immaterial during the periods presented.

Yale University

In February 2014, the Company entered into a license agreement with Yale University, or Yale, that granted the Company a worldwide license to the patents related to coatings for small-diameter vessels to inhibit clotting. The license granted under the agreement is exclusive in the field of engineered vascular tissues and tissues and extracellular matrix-based implants used for vascular repair, reconstruction and replacement (provided that all uses are vascular tissues within the range of 1-12mm in diameter), except that it is subject to Yale’s non-exclusive right, on behalf of itself and all other non-profit academic institutions, to use the licensed products for research, teaching, and other non-commercial purposes. The Company has agreed to pay to Yale an annual maintenance fee, increasing between the first and fourth anniversaries of the agreement up to a maximum of less than $0.1 million per year for this license.

In August 2019, the Company entered into a license agreement with Yale, that granted the Company a worldwide license to the patents related to Bioartificial Vascular Pancreas (BVP). The license granted under the agreement is exclusive in the field of engineered vascular tissues that deliver pancreatic islet cells to patients, except that it is subject to Yale’s non-exclusive right, on behalf of itself and all other non-profit academic institutions, to use the licensed products for research, teaching, and other non-commercial purposes. The Company has agreed to pay to Yale an annual maintenance fee, increasing between the first and fourth anniversaries of the agreement up to a maximum of less than $0.1 million per year for this license.

In August 2019, the Company entered into a license agreement with Yale, that granted the Company a worldwide license to the patents related to tubular prostheses. The license granted under the agreement is exclusive in the field of engineered urinary conduits, engineered tracheas/airways, and engineered esophagi, except that it is subject to Yale’s non-exclusive right, on behalf of itself and all other non-profit academic institutions, to use the licensed products for research, teaching, and other non-commercial purposes. The Company has agreed to pay to Yale an annual maintenance fee, increasing between the first and fourth anniversaries of the agreement up to a maximum of less than $0.1 million per year for this license.

The Company has agreed to use reasonable commercial efforts to develop and commercialize the licensed patents and any licensed products and methods, and to use reasonable efforts to make the licensed products available to patients in low and low-middle income countries. The Company is also obligated to provide Yale periodically an updated and revised copy of its plan for each license, which must indicate progress of its development and commercialization. The Company may also sublicense the Company’s rights without Yale’s prior written consent, but such sublicense is subject to certain conditions.

In connection with its entry into the license agreement, the Company paid Yale upfront cash fees. The Company has also agreed to pay Yale:

●	annual maintenance fees, increasing between the first anniversary of the agreement until the fifth anniversary for the coating and BVP licenses and until the fourth anniversary for the tubular prostheses license up to a maximum of less than $0.1 million per year;
●	milestone payments upon achievement of certain regulatory and commercial milestones of $0.2 million and $0.6 million;
●	a low single-digit percentage royalty on worldwide net sales, subject to reductions for third-party license fees; and
●	a low double-digit percentage of sublicensing income.

If the Company or any of its future sublicensees bring a patent challenge against Yale or assists another party in bringing a patent challenge against Yale, the license fees described above will be subject to certain increases and penalties.

The agreements expire on a country-by-country basis on the date on which the last of the patents in such country expires, lapses or is declared invalid. Yale may terminate the agreements if the Company fails to (i) provide written diligence reports, (ii) provide commercially reasonable diligence plans, (iii) implement the plans in accordance with the obligations under the agreements, or (iv) reach certain research and development milestones within the scheduled timeframe set forth in the agreements; however, any such termination right would be limited in scope to the country to which such failure relates. Yale may also terminate for the Company’s non-payment, uncured material breach, failure to obtain adequate insurance, bringing or assisting in bringing of a patent challenge against Yale, abandonment of the research and development of the Company’s products or insolvency. The Company may terminate the license agreements (i) on 90 days’ prior written notice to Yale, provided the Company is not in breach of the license agreements and has made all required payments to Yale thereunder and (ii) on written notice to Yale following an uncured material breach. With respect to the license agreements related to small-diameter vessels and BVP, the Company’s rights under the license agreements will also terminate automatically with respect to a patent application or patent within the licensed patents in a specified country if, upon receipt of written notice from Yale, the Company does not agree to pay the patent filing, prosecution and maintenance fees incurred by Yale for such patent applications or patents in the specified country. Under certain circumstances, Yale may, at its option, convert the exclusive licenses to non-exclusive licenses if the Company declines to initiate certain infringement or interference proceedings with respect to the licensed patents. The Company has agreed to indemnify Yale against certain third-party claims. Payments to Yale under the license agreement were immaterial during the periods presented.

Legal Matters

The Company currently is not aware of any legal proceedings or claims that management believes will have, individually or in the aggregate, a material adverse effect on the Company’s business, financial condition, results of operations, or cash flows.

Indemnification

To the extent permitted under Delaware law, the Company has agreed to indemnify its directors and officers for certain events or occurrences while the director or officer is, or was serving, at the Company’s request in such capacity. The indemnification period covers all pertinent events and occurrences during the director’s or officer’s service. The maximum potential amount of future payments the Company could be required to make under these indemnification arrangements is not specified in such arrangements; however, the Company has director and officer insurance coverage that is intended to reduce its exposure and enable the Company to recover a portion of any future amounts paid. The Company believes the estimated fair value of these indemnification arrangements in excess of applicable insurance coverage is immaterial.